GOODWILL.	12 Months Ended
Dec. 31, 2023
GOODWILL.
GOODWILL

12. GOODWILL

For the years ended December 31, 2022 and 2023, the changes in the carrying value of goodwill by segment are as follows:

	Existing home	New home	Home
	transaction	transaction	renovation
	services	services	and furnishing	Total
	RMB	RMB	RMB	RMB

	(in thousands)
Balance as of December 31, 2021	594,908	1,210,781	—	1,805,689
New additions (i)	62,496	—	3,207,805	3,270,301
Impairment provided (ii)	(59,022)	(82,733)	—	(141,755)
Balance as of December 31, 2022	598,382	1,128,048	3,207,805	4,934,235
New additions (iii)	17,978	—	—	17,978
Disposal	(1,989)	—	—	(1,989)
Impairment provided (iv)	(59,163)	(34,254)	—	(93,417)
Balance as of December 31, 2023	555,208	1,093,794	3,207,805	4,856,807
(i)

During the year ended December 31, 2022, the Group acquired several real estate agency companies operating existing home transaction services in multiple cities, as well as Shengdu, a full-service home renovation service provider in China. On April 20, 2022, the Group completed the acquisition of Shengdu that was added to the home renovation and furnishing segment. The acquisition has been accounted for as a business combination, resulting in the recognition of RMB3,060.8 million of goodwill.

(ii)

During the year ended December 31, 2022, certain reporting units experienced a significant decrease in revenue and profit as a result of market downturn. This decline was identified by management as a triggering event. Following an impairment assessment, management concluded that the goodwill associated with certain reporting units was impaired. Consequently, a goodwill impairment loss of RMB141.8 million was recorded, with RMB59.0 million attributed to reporting units within the existing home transaction services segment and RMB82.7 million attributed to reporting units within the new home transaction services segment.

(iii)	During the year ended December 31, 2023, the Group acquired several real estate agency companies engaged in existing home transaction services in multiple cities.
(iv)

The Group completed its annual goodwill impairment test for all its reporting units as of December 31, 2023. During the year ended December 31, 2023, actual performance of certain reporting units did not meet prior forecasted expectations due to unfavorable local market conditions. The Group performed quantitative impairment testing on these reporting units and recognized goodwill impairment loss of RMB93.4 million, including RMB59.2 million related to reporting units within the existing home transaction services segment and RMB34.3 million related to reporting units within the new home transaction services segment. Following the goodwill impairment charge recorded in relation to these reporting units, the carrying value of the reporting units equaled its fair value as of December 31, 2023. Therefore, if business conditions or expectations were to change materially, it may be necessary to record further impairment charges to these reporting units in the future.

The Group also performed a quantitative impairment test for its home renovation and furnishing reporting units using an income approach based on a discounted cash flow model (“DCF model”). As of December 31, 2023, the fair value of the home renovation and furnishing reporting unit exceeded its carrying value by 10%.

12. GOODWILL (CONTINUED)

Key assumptions used in quantitative impairment test

The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. The Group used a DCF model to estimate the fair value of the reporting units, as management believes forecasted operating cash flows were the best indicator of fair value. A number of significant assumptions were involved in the preparation of the DCF models including future revenues and discount rates. The financial projection covering a five-year period of each reporting unit adopted in DCF models for impairment test purpose is based on the financial budgets approved by the management of the Group, which considering the historical performance and its expectation for future market development. Cash flows beyond the five-year period are extrapolated using a long-term growth rate. Post-tax discount rates reflect market assessment of the weighted average cost of capital in the industry the Group operates and the specific risks relating to the Group.

Impairment loss of goodwill recognized for the years ended December 31, 2021, 2022 and 2023 were RMB732.4 million, RMB141.8 million and RMB93.4 million, respectively. As of December 31, 2022 and 2023, the original gross amounts of goodwill were RMB6,462.8 million and RMB6,478.8 million, respectively, and the accumulated impairment losses were RMB1,528.6 million and RMB1,622.0 million, respectively.